EVENTS AFTER THE BALANCE SHEET DATE (Details)	Sep. 30, 2022 shares
Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,361,224
Broker non votes shares	4,778,837
Number of shares against to equity incentive	243,769
Ian Walters [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,603,521
Shares withheld	1,473
Broker non votes shares	4,778,837
Gregory Bailey [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,399,563
Shares withheld	205,431
Broker non votes shares	4,778,837
Steven Mintz [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,364,475
Shares withheld	240,518
Broker non votes shares	4,778,837
James Mellon [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,365,168
Shares withheld	239,826
Broker non votes shares	4,778,837
Linda Kozick [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,603,260
Shares withheld	1,733
Broker non votes shares	4,778,837
Mark Simon [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,568,812
Shares withheld	36,181
Broker non votes shares	4,778,837
Robert Glassman [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,603,203
Shares withheld	1,790
Broker non votes shares	4,778,837